FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ (1,424)	$ (1,733)
of which: debt issued designated at fair value	(779)	(1,014)
of which: other financial liabilities designated at fair value	(645)	(719)
Credit valuation adjustments	(24)	(29)
Funding and debit valuation adjustments	(70)	(50)
Other valuation adjustments	(741)	(740)
of which: liquidity	(508)	(523)
of which: model uncertainty	$ (233)	$ (217)